                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/05

               Date of Reporting Period: Six months ended 9/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

22ND SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2004

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002		0.004	0.010	0.018	0.034	0.028
Less Distributions:
Distributions from net investment income	(0.002)		(0.004)	(0.010)	(0.018)	(0.034)	(0.028)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.23%		0.39%	0.83%	1.77%	3.52%	2.89%

Ratios to Average Net Assets:
Expenses	0.75	% [2]	0.75%	0.75%	0.74%	0.74%	0.74%
Net investment income	0.46	% [2]	0.39%	0.81%	1.72%	3.46%	2.86%
Expense waiver/reimbursement [3]	0.16	% [2]	0.16%	0.16%	0.15%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,432,688		$2,461,922	$2,239,708	$2,012,410	$1,909,380	$1,800,938

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2004		2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003		0.006	0.008	0.019	0.036	0.029
Less Distributions:
Distributions from net investment income	(0.003)		(0.006)	(0.008)	(0.019)	(0.036)	(0.029)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	0.31%		0.56%	0.98%	1.92%	3.67%	3.04%

Ratios to Average Net Assets:
Expenses	0.59	% [2]	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	0.62	% [2]	0.55%	0.97%	1.86%	3.60%	3.03%
Expense waiver/reimbursement [3]	0.26	% [2]	0.26%	0.30%	0.30%	0.33%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$183,278		$209,039	$375,724	$382,331	$401,942	$311,752

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2004	Ending Account Value 9/30/2004	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,002.30	$3.76
Institutional Service Shares	$1,000	$1,003.10	$2.96
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.31	$3.80
Institutional Service Shares	$1,000	$1,022.11	$2.99

1 Expenses are equal to the Fund's Investment Shares and Institutional Service Shares annualized expense ratios multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Investment Shares	0.75%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At September 30, 2004, the fund's portfolio composition 1 was as follows:

		Percentage of Total Investments [2]
Variable Rate Demand Instruments	76.5%
Municipal Notes/Bonds	21.7%
Commercial Paper	1.8%
TOTAL		100.0%

At September 30, 2004, the fund's credit-quality ratings composition 3 was as follows:

S&P Short-Term Ratings as Percentage of Total Investments [2]		Moody's Short-Term Ratings as Percentage of Total Investments [2]
A-1+	49.0%	P-1	92.4%
A-1	38.7%	P-2	0.2%
A-2	1.5%	Not rated by Moody's	7.4%
Not rated by S&P	10.8%
TOTAL	100.0%	TOTAL	100.0%

At September 30, 2004, the fund's effective maturity schedule 4 was as follows:

		Percentage of Total Investments [2]
1-7 Days	77.5%
8-30 Days	3.0%
31-90 Days	4.3%
91-180 Days	4.8%
181+ Days	10.4%
TOTAL		100.0%

1 See the fund's Prospectus and Statement of Additional Information for a more complete description of these types of investments.

2 Percentages are based on total investments, which may differ from total net assets.

3 These tables depict the short-term, credit-quality ratings assigned to the fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a Nationally Recognized Statistical Rating Organization (NRSRO). Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the fund's Statement of Additional Information.

Each table depicts the short-term, credit-quality ratings as assigned only by the NRSRO identified in the table. Of the portfolio's total investments, 7.1% do not have short-term ratings by either of these NRSROs.

4 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

September 30, 2004 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.8%
		Alabama-1.5%
$20,000,000		Birmingham, AL, Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC)	$20,000,000
10,000,000		Columbia, AL, IDB, PCR (Series 1999C) Daily VRDNs (Alabama Power Co.)	10,000,000
8,000,000		Jefferson County, AL, Sewer System, Warrants (Series C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ)	8,000,000
		TOTAL	38,000,000
		Arizona-1.3%
4,425,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(Bank One N.A. (Chicago) LOC)	4,425,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments, LP)/(FNMA LOC)	1,000,000
5,000,000	[1,2]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank LOC)	5,000,000
7,325,000	[1,2]	Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ)	7,325,000
215,000		Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One N.A. (Chicago) LOC)	215,000
4,379,270		Pima County, AZ IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One N.A. (Chicago) LOC)	4,379,270
1,615,000		Pima County, AZ IDA, (Series 2000A) Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	1,615,000
5,000,000	[1,2]	Tempe, AZ IDA, (PT-466) Weekly VRDNs (Elliot's Crossing Apartments)/(FHLMC GTD)/(FHLMC LIQ)	5,000,000
		TOTAL	34,944,270
		Arkansas-0.0%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC)	1,000,000
		California-4.7%
23,600,000		Bay Area Toll Authority, CA, (San Francisco Bay Area Toll Bridge Revenue Bonds, Series 2003C) Weekly VRDNs (AMBAC INS)/(Bayerische Landesbank Girozentrale, Dexia Credit Local and J.P. Morgan Chase Bank LIQs)	23,600,000
21,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-1) Weekly VRDNs (Dexia Credit Local LOC)	21,000,000
11,650,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-7) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	11,650,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California-continued
$1,210,000	[1,2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	$1,210,000
4,995,000	[1,2]	California State, (PT-1804) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ)	4,995,000
19,000,000	[1,2]	Clipper Tax-Exempt Certificates Trust (California Non-AMT) (Series 2004-7) Weekly VRDNs (California State Fiscal Recovery Fund)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ)	19,000,000
17,745,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC)	17,745,000
19,000,000		Fresno, CA, (Series 2000C) Weekly VRDNs (Trinity Healthcare Credit Group)	19,000,000
1,877,466	[1,2]	Koch Floating Rate Trust (California Non-AMT) (Series 1998-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	1,877,466
3,015,000	[1,2]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase Bank LIQ)	3,015,000
		TOTAL	123,092,466
		Colorado-4.0%
3,235,000	[1,2]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	3,235,000
1,500,000		Colorado Health Facilities Authority, (Series 1998 F) Weekly VRDNs (Developmental Disabilities Center)/(Bank One N.A. (Chicago) LOC)	1,500,000
2,440,000		Colorado Health Facilities Authority, (Series 1998B) Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One N.A. (Chicago) LOC)	2,440,000
2,410,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(Bank One N.A. (Chicago) LOC)	2,410,000
135,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(Bank One N.A. (Chicago) LOC)	135,000
2,410,000		Colorado Health Facilities Authority, (Series 1998G-1) Weekly VRDNs (Goodwill Industries of Denver)/(Bank One N.A. (Chicago) LOC)	2,410,000
610,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC)	610,000
1,300,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC)	1,300,000
1,000,000		Colorado Springs, CO, Utility System, IDRBs (Series 1996) Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A. LOC)	1,000,000
18,745,000	[1,2]	Colorado State, TRANs (Series 2004 FR/RI-L49J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	18,745,000
40,000,000	[1,2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	40,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Colorado-continued
$3,925,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank Minnesota N.A. LOC)	$3,925,000
8,705,000		Moffat County, CO, PCR (Series 1984) Weekly VRDNs (Tri-State Generation and Transmission Association)/(AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	8,705,000
17,365,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC)	17,365,000
		TOTAL	103,780,000
		Connecticut-1.9%
5,925,000		Connecticut Development Authority Healthcare Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank LOC)	5,925,000
3,000,000		Connecticut Development Authority Healthcare Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	3,000,000
4,000,000		Connecticut Development Authority Healthcare Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC)	4,000,000
600,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hartford Hospital)/ (Fleet National Bank LOC)	600,000
9,745,000	[1,2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S), 1.675% TOBs (Bank of America N.A. LIQ), Optional Tender 9/1/2005	9,745,000
18,175,000	[1,2]	Connecticut State, (Series 2001 - JPMC4) Daily VRDNs (J.P. Morgan Chase & Co. LIQ)	18,175,000
7,300,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	7,300,000
1,650,000		Regional School District No. 8, CT, 1.90% BANs, 1/20/2005	1,652,959
		TOTAL	50,397,959
		District of Columbia-2.7%
7,625,000	[1,2]	District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	7,625,000
8,330,000	[1,2]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	8,330,000
18,330,000	[1,2]	District of Columbia, (PT-372A), 1.35% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	18,330,000
11,260,000	[1,2]	District of Columbia, (PT-372B), 1.35% TOBs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	11,260,000
6,240,000		District of Columbia, (Series 1997) Weekly VRDNs (Children's Defense Fund)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,240,000
7,000,000		District of Columbia, (Series 1999C) Weekly VRDNs (George Washington University)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,000,000
12,000,000		District of Columbia, (Series 2002D) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	12,000,000
		TOTAL	70,785,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Florida-1.6%
$5,480,000	[1,2]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	$5,480,000
6,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds, 3.35% TOBs (Adventist Health System/ Sunbelt Obligated Group), Mandatory Tender 9/1/2005	6,081,216
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD)	3,800,000
27,050,000		Martin County, FL, (PCR: Series 2000) Daily VRDNs (Florida Power & Light Co.)	27,050,000
		TOTAL	42,411,216
		Georgia-0.7%
5,000,000	[1,2]	Atlanta, GA Airport Revenue Authority, (PA-916R), 1.20% TOBs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/7/2004	5,000,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC)	8,330,000
5,550,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC)	5,550,000
		TOTAL	18,880,000
		Hawaii-1.4%
5,945,000	[1,2]	Clipper Tax-Exempt Certificates Trust (Hawaii AMT) (Series 1998-7) Weekly VRDNs (Hawaii Finance and Development Corp.)/(FNMA COL)/(State Street Bank and Trust Co. LIQ)	5,945,000
2,590,000	[1,2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ)	2,590,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ)	7,500,000
11,900,000	[1,2]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	11,900,000
7,700,000	[1,2]	Hawaii State, ROCs (Series 1044) Weekly VRDNs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	7,700,000
		TOTAL	35,635,000
		Illinois-6.7%
10,000,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
4,960,000	[1,2]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	4,960,000
16,125,000	[1,2]	Chicago, IL Park District, Floater Certificates (Series 2001-564) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	16,125,000
16,500,000		Chicago, IL, (Series 2003 B-1) Weekly VRDNs (FSA INS)/(Bank One N.A. (Chicago) LIQ)	16,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Illinois-continued
$10,000,000	[1,2]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ)	$10,000,000
30,300,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LIQ)	30,300,000
3,845,000		Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Loyola Academy)/(Bank One N.A. (Chicago) LOC)	3,845,000
1,000,000		Illinois Development Finance Authority, IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC)	1,000,000
2,675,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC)	2,675,000
5,000,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(Bank One N.A. (Chicago) LOC)	5,000,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	1,200,000
15,000,000		Illinois State Weekly VRDNs (DePfa Bank PLC LIQ)	15,000,000
5,555,000	[1,2]	Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	5,555,000
22,495,000	[1,2]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	22,495,000
250,000		Mendota, IL, IDRB (Series 1995) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	250,000
1,100,000		Naperville, IL, Economic Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Independence Village Associates Ltd. Project)/ (U.S. Bank, N.A. LOC)	1,100,000
7,045,000	[1,2]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ)	7,045,000
8,850,000	[1,2]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	8,850,000
9,950,000	[1,2]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,950,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/ (Credit Suisse First Boston LOC)	4,000,000
		TOTAL	175,850,000
		Indiana-3.5%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC)	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC)	9,500,000
8,800,000		Greater Clark County, IN Community Schools Corp., 2.00% TANs, 12/31/2004	8,817,335
1,845,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,845,000
6,400,000		Hamilton, IN, Southeastern Schools, 1.75% TANs, 12/31/2004	6,409,447
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Indiana-continued
$3,850,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	$3,850,000
1,450,000	[1,2]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,450,000
4,060,000		Jasper County, IN EDA, (Series 1998A) Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,060,000
8,300,000		Merrillville, IN, Community School Corp., 2.00% TANs, 12/31/2004	8,314,338
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
2,985,000		Rochester, IN, Community School Corp., 1.50% TANs, 12/31/2004	2,987,726
16,500,000		Tippecanoe School Corp., IN, 2.00% TANs, 12/30/2004	16,531,340
7,022,000		Valparaiso, IN, Community Schools, 2.00% TANs, 12/31/2004	7,034,090
5,255,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/ (Key Bank, N.A. LOC)	5,255,000
		TOTAL	91,904,276
		Iowa-0.3%
7,285,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Christensen Farms Midwest LLC)/(Harris Trust & Savings Bank, Chicago LOC)	7,285,000
1,100,000		Iowa Finance Authority, (Series 1996) Weekly VRDNs (Wittern Realty, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	1,100,000
		TOTAL	8,385,000
		Kansas-0.3%
6,000,000		Manhattan, KS, IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	6,000,000
2,455,000	[1,2]	Sedgwick & Shawnee Counties, KS, Variable Rate Certificates (Series 1999W) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ)	2,455,000
		TOTAL	8,455,000
		Kentucky-0.6%
4,240,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	4,240,000
7,536,000	[1,2]	Kentucky Turnpike Authority, Floater Certificates (2001-567) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ)	7,536,000
2,710,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC)	2,710,000
		TOTAL	14,486,000
		Louisiana-1.5%
6,000,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC)	3,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Louisiana-continued
$12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC)	$12,000,000
13,090,000	[1,2]	Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP)	13,090,000
5,100,000		Louisiana State University and Agricultural and Mechanical College, (Series 2000) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	5,100,000
		TOTAL	39,190,000
		Maryland-0.8%
4,710,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	4,710,000
570,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(Lasalle Bank, N.A. LOC)	570,000
15,000,000		Montgomery County, MD EDA, (Series 2004) Weekly VRDNs (Riderwood Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	15,000,000
		TOTAL	20,280,000
		Massachusetts-12.1%
12,000,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT)/ (Series 1998-12) Weekly VRDNs (Massachusetts Water Resources Authority)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	12,000,000
25,360,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Massachusetts Non-AMT) (Series 2000-2) Weekly VRDNs (Massachusetts Water Resources Authority)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	25,360,000
15,895,000	[1,2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 1.35% TOBs (Massachusetts Turnpike Authority)/ (MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 2/10/2005	15,895,000
11,855,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ)	11,855,000
23,170,000	[1,2]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank LIQs)	23,170,000
6,000,000		Dover-Sherborn, MA Regional School District, 1.75% BANs, 11/12/2004	6,004,507
15,000,000		Lawrence, MA, 2.00% BANs, 12/23/2004	15,020,894
5,923,000		Malden, MA, 2.00% BANs, 11/24/2004	5,930,073
18,475,000	[1,2]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	18,475,000
4,000,000	[1,2]	Massachusetts Bay Transportation Authority, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	4,000,000
10,000,000		Massachusetts Development Finance Agency Weekly VRDNs (Chestnut Hill School)/(Citizens Bank of Massachusetts LOC)	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts-continued
$2,000,000		Massachusetts Development Finance Agency Weekly VRDNs (YOU, Inc.)/ (Lloyds TSB Bank PLC, London LOC)	$2,000,000
10,475,000		Massachusetts Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,475,000
6,500,000		Massachusetts Development Finance Agency, (Series 2001) Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC)	6,500,000
7,235,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(Citizens Bank of Massachusetts LOC)	7,235,000
1,740,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (Justice Resource Institute)/(Fleet National Bank LOC)	1,740,000
2,000,000		Massachusetts Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC)	2,000,000
11,000,000		Massachusetts Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC)	11,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC)	5,000,000
9,000,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/ (Comerica Bank LOC)	9,000,000
5,095,000		Massachusetts HEFA, (Series Q-1) Weekly VRDNs (Boston University)/ (XL Capital Assurance Inc. INS)/(Fleet National Bank LIQ)	5,095,000
10,175,000	[1,2]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	10,175,000
5,900,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/ (Fleet National Bank LOC)	5,900,000
13,000,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/ (Fleet National Bank LOC)	13,000,000
4,685,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/ (Fleet National Bank LOC)	4,685,000
5,640,000		Massachusetts IFA, (Series 1998A) Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank LOC)	5,640,000
960,000		Massachusetts IFA, (Series B) Weekly VRDNs (Williston North Hampton School)/(Fleet National Bank LOC)	960,000
5,500,000	[1,2]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	5,500,000
5,140,000	[1,2]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	5,140,000
10,000,000	[1,2]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	10,000,000
1,000,000	[1,2]	Massachusetts State HFA, (PT-162) Weekly VRDNs (MBIA Insurance Corp. INS)/(BNP Paribas SA LIQ)	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Massachusetts-continued
$2,855,000	[1,2]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)	$2,855,000
5,090,000	[1,2]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	5,090,000
1,100,000	[1,2]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,100,000
3,000,000		Milford, MA, 2.00% BANs, 4/18/2005	3,013,733
5,000,000		Nashoba, MA Regional School District, 2.00% BANs, 12/3/2004	5,006,369
14,115,000		Wareham, MA, 1.75% BANs, 3/17/2005	14,137,749
15,425,000		Winthrop, MA, 1.75% BANs, 3/17/2005	15,449,533
		TOTAL	316,407,858
		Minnesota-0.4%
8,500,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	8,500,000
920,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank Minnesota N.A. LOC)	920,000
465,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank Minnesota N.A. LOC)	465,000
		TOTAL	9,885,000
		Mississippi-0.8%
5,560,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners, LP)/(FNMA LOC)	5,560,000
9,975,000	[1,2]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ)	9,975,000
4,355,000	[1,2]	Mississippi State, ROCs (Series 1043) Weekly VRDNs (FGIC INS)/(Citigroup Global Markets Holdings, Inc. LIQ)	4,355,000
		TOTAL	19,890,000
		Missouri-1.1%
8,000,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Union Planters Bank, N.A., Memphis, TN LOC)	8,000,000
2,020,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,020,000
3,000,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Stowers Institute for Medical Research)/(MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	3,000,000
6,000,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/ (Commerce Bank, N.A., Kansas City LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Missouri-continued
$2,750,000		Missouri State HEFA, Health Facilities Revenue Bonds (Series 1996A) Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One N.A. (Chicago) LOC)	$2,750,000
8,000,000		University of Missouri, (Series 2000) Daily VRDNs	8,000,000
		TOTAL	29,770,000
		Multi State-10.7%
20,650,632	[1,2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Lasalle Bank, N.A. LIQ)/(Lasalle Bank, N.A. LOC)	20,650,632
6,085,000	[1,2]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	6,085,000
34,300,000	[1,2]	Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	34,300,000
22,500,000	[1,2]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg and State Street Bank and Trust Co. LIQs)	22,500,000
37,718,000	[1,2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	37,718,000
33,235,000	[1,2]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	33,235,000
22,000,000	[1,2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-05) Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs)	22,000,000
8,550,000	[1,2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-13) Weekly VRDNs (FGIC, FSA INS) and State Street Bank and Trust Co. LIQs)	8,550,000
13,500,000	[1,2]	Clipper Tax-Exempt Certificates Trust (Multistate-AMT) (Series 2004-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	13,500,000
27,689,000	[1,2]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ)	27,689,000
3,248,248	[1,2]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 1999-20 Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	3,248,248
10,798,880	[1,2]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 2000-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	10,798,880
21,244,247	[1,2]	Koch Floating Rate Trust (Multistate Non-AMT) (Series 2001-1) Weekly VRDNs (AMBAC INS)/(State Street Bank and Trust Co. LIQ)	21,244,247
19,000,000	[1,2]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank Girozentrale and Landesbank Baden-Wuerttemberg LIQs)	19,000,000
		TOTAL	280,519,007
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Nebraska-0.7%
$9,100,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Lasalle Bank, N.A. LOC)	$9,100,000
840,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	840,000
710,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One N.A. (Chicago) LOC)	710,000
604,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ)	604,000
6,550,000	[1,2]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ)	6,550,000
		TOTAL	17,804,000
		New Hampshire-0.4%
8,860,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (RiverWoods at Exeter)/(Fleet National Bank LOC)	8,860,000
1,570,000	[1,2]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,570,000
		TOTAL	10,430,000
		New Jersey-5.6%
2,081,215		Avon By The Sea, NJ, 2.00% BANs, 1/13/2005	2,085,296
4,542,217		Barnegat, NJ, 2.25% BANs, 6/3/2005	4,558,611
1,475,521		Barnegat, NJ, 3.00% BANs, 6/30/2005	1,489,611
5,888,057		Beachwood, NJ, 2.75% BANs, 9/1/2005	5,944,908
1,933,250		Bethlehem Township, NJ, 3.00% BANs, 6/22/2005	1,951,084
20,550,000		East Rutherford Borough, NJ, 2.75% BANs, 8/19/2005	20,746,156
2,000,000		Essex Fells, NJ, 2.00% BANs, 10/15/2004	2,000,345
7,000,000		Ewing Township, NJ, 2.50% TANs, 11/16/2004	7,009,561
4,875,750		Lacey Township, NJ, 2.75% BANs, 8/12/2005	4,919,168
3,000,000		Leonia, NJ, 2.75% TANs, 2/15/2005	3,013,820
4,618,100		Morris Plains, NJ, 2.75% BANs, 7/28/2005	4,661,029
6,000,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC)	6,000,000
2,500,000		New Jersey EDA, (Series 2002B) Weekly VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	2,500,000
3,000,000		New Jersey State Educational Facilities Authority, (2000 Series D) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ)	3,000,000
4,375,000		New Jersey State Educational Facilities Authority, (2003 Series A) Weekly VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC)	4,375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Jersey-continued
$15,000,000	[1,2]	New Jersey State, (Series 2004 FR/RI-L56J), 1.25% TOBs (Lehman Brothers Holdings, Inc. LIQ), Mandatory Tender 10/26/2004	$15,000,000
7,495,000	[1,2]	New Jersey Turnpike Authority, PA-824R Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ)	7,495,000
1,051,227		Oceanport, NJ, 2.00% BANs, 10/6/2004	1,051,287
1,504,250		Pine Beach, NJ, 2.00% BANs, 10/22/2004	1,504,683
33,418,000		Trenton, NJ, 1.75% BANs, 10/15/2004	33,421,920
2,716,600		Union Beach, NJ, 2.75% BANs, 7/14/2005	2,738,137
4,886,000		Union City, NJ, 3.00% BANs, 5/18/2005	4,925,177
5,000,000		West Deptford Township, NJ, 1.65% TANs, 11/15/2004	5,002,125
		TOTAL	145,392,918
		New Mexico-2.3%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	2,000,000
8,000,000		New Mexico Mortgage Finance Authority, (Series 2004), 1.67% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 3/1/2005	8,000,000
15,000,000		New Mexico Mortgage Finance Authority, 1.67% TOBs (AIG Funding, Inc.), Mandatory Tender 9/23/2005	15,000,000
15,150,000	[1,2]	New Mexico Mortgage Finance Authority, Roaring Fork (Series 2000-1) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	15,150,000
19,995,000	[1,2]	New Mexico State Finance Authority Transportation Revenue, (Series 2004-211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,995,000
		TOTAL	60,145,000
		New York-5.9%
2,605,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT) (Series 1999-2) Weekly VRDNs (Metropolitan Transportation Authority, NY)/ (FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	2,605,000
1,990,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC)	1,990,000
4,000,000		Amityville, NY Union Free School District, 3.00% TANs, 6/29/2005	4,041,516
4,000,000		Binghamton, NY City School District, 2.00% BANs, 1/21/2005	4,006,511
5,000,000		Commack, NY Union Free School District, 2.00% BANs, 11/19/2004	5,005,358
2,375,480		Guilderland, NY CSD, 2.75% BANs, 7/7/2005	2,393,669
10,000,000		Johnson City, NY CSD, 3.00% BANs, 6/17/2005	10,087,137
5,390,000		Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ)	5,390,000
6,000,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York-continued
$3,900,000	[1,2]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ)	$3,900,000
1,910,000		Monroe County, NY IDA, (Series 2002A) Weekly VRDNs (Monroe Community College Association, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,910,000
2,500,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	2,500,000
6,610,000		New York City, NY Transitional Finance Authority, (2001 Series B) Daily VRDNs (Landesbank Baden-Wuerttemberg LIQ)	6,610,000
9,500,000	[1,2]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	9,500,000
22,300,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs (Dexia Credit Local LIQ)	22,300,000
4,700,000		New York City, NY, (1994 Series A-4) Daily VRDNs (Landesbank Baden-Wuerttemberg LOC)	4,700,000
380,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	380,000
13,340,000		New York City, NY, (2003 Series C-2) Weekly VRDNs (Bayerische Landesbank Girozentrale LOC)	13,340,000
1,000,000	[1,2]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	1,000,000
9,950,000	[1,2]	New York State Dormitory Authority, MERLOTS (Series 2002-A56), 1.45% TOBs (FGIC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 4/27/2005	9,950,000
5,000,000		New York State HFA, Service Contract Revenue Bonds (2003 Series C) Weekly VRDNs (Dexia Credit Local LOC)	5,000,000
10,500,000	[1,2]	New York State Local Government Assistance Corp., Class A Certificates (Series 2002-203) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	10,500,000
5,027,000		Salina, NY, 3.00% BANs, 7/15/2005	5,073,563
2,500,000	[1,2]	Tobacco Settlement Financing Corp., NY, (PA-1156) Weekly VRDNs (New York State)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,500,000
3,070,000		Victor, NY, (Village), 2.00% BANs, 4/22/2005	3,075,119
10,676,926		Westhill, NY CSD, 2.00% BANs, 10/8/2004	10,678,052
		TOTAL	154,435,925
		North Carolina-2.2%
4,500,000		Boiling Springs, NC, 2.50% BANs, 2/23/2005	4,515,741
5,000,000		Mecklenburg County, NC, (Series 2004B), 2.00% TOBs (Landesbank Hessen-Thueringen, Frankfurt LIQ), Mandatory Tender 2/1/2005	5,011,570
2,500,000		New Hanover County, NC PCR Financial Authority, (Series 1984) Weekly VRDNs (American Hoist & Derrick Co. Project)/(Fleet National Bank LOC)	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina-continued
$3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC)	$3,000,000
960,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC)	960,000
3,100,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC)	3,100,000
6,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC)	6,000,000
1,615,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (Catawba College)/(Wachovia Bank N.A. LOC)	1,615,000
2,350,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC)	2,350,000
6,740,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC)	6,740,000
5,000,000		North Carolina Medical Care Commission, (Series 2003C) Weekly VRDNs (Givens Estates)/(Bank of Scotland, Edinburgh LOC)	5,000,000
5,000,000	[1,2]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ)	5,000,000
10,995,000	[1,2]	North Carolina State, (PT-413), 1.35% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 4/21/2005	10,995,000
		TOTAL	56,787,311
		Ohio-2.7%
9,630,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	9,630,000
5,565,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris Trust & Savings Bank, Chicago LIQ)	5,565,000
8,000,000	[1,2]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ)	8,000,000
4,295,000		Cuyahoga County, OH Healthcare Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC)	4,295,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	2,500,000
5,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/ (Bank of New York and Citizens Bank of Pennsylvania LOCs)	5,000,000
13,565,000		Marion County, OH Healthcare Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC)	13,565,000
3,080,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC)	3,080,000
9,995,000	[1,2]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ)	9,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Ohio-continued
$6,600,000	[1,2]	Ohio State Turnpike Commission, Morgan Stanley Floater Certificates (Series1998-71) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	$6,600,000
1,605,000		Ohio State University, (Series 1999 B2) Weekly VRDNs	1,605,000
		TOTAL	69,835,000
		Pennsylvania-1.4%
7,000,000		Erie, PA City School District, 2.75% TRANs, 6/30/2005	7,049,697
7,400,000		Geisinger Authority, PA Health System, (Series 2002) Daily VRDNs (Wachovia Bank N.A. LIQ)	7,400,000
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
700,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	700,000
5,550,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-C) Daily VRDNs (Children's Hospital of Philadelphia)/ (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	5,550,000
13,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-D) Daily VRDNs (Children's Hospital of Philadelphia)/ (MBIA Insurance Corp. INS)/(WestLB AG (Guaranteed) LIQ)	13,000,000
		TOTAL	35,699,697
		Puerto Rico-0.9%
19,000,000	[1,2]	Puerto Rico Public Finance Corp., (Series 2004 FR/RI-L37J) Weekly VRDNs (AMBAC INS)/(Lehman Brothers Holdings, Inc. LIQ)	19,000,000
3,000,000	[1,2]	Puerto Rico Public Finance Corp., Class A Certificates (Series 2002-195) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ)	3,000,000
		TOTAL	22,000,000
		South Carolina-0.7%
7,490,000	[1,2]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	7,490,000
11,010,000	[1,2]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	11,010,000
		TOTAL	18,500,000
		South Dakota-0.1%
3,705,000	[1,2]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 1.25% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	3,705,000
		Tennessee-0.6%
7,700,000		Memphis, TN Health, Educational and Housing Facility Board, (Series 2004) Weekly VRDNs (Watergrove Apartments)/(FHLMC LOC)	7,700,000
590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC)	590,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee-continued
$4,995,000	[1,2]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank LIQ)/(J.P. Morgan Chase Bank LOC)	$4,995,000
115,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC)	115,000
2,750,000		Williamson County, TN, (Series 2000) Weekly VRDNs (Brentwood Academy)/ (Amsouth Bank N.A., Birmingham LOC)	2,750,000
		TOTAL	16,150,000
		Texas-10.5%
10,000,000	[1,2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-24) Weekly VRDNs (Barbers Hill, TX ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank NV, Amsterdam LIQ)	10,000,000
2,785,000	[1,2]	Austin, TX Electric Utility System, (PT-1699) Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ)	2,785,000
6,635,000	[1,2]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	6,635,000
18,245,000	[1,2]	Austin, TX, MERLOTS (Series 2000 A3), 1.25% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	18,245,000
8,000,000		Brazoria County, TX Health Facilities Development Corp., (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank LOC)	8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
7,290,000	[1,2]	Duncanville, TX ISD, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ)	7,290,000
6,200,000	[1,2]	Harris County, TX HFDC, Trust Receipts (Series 1999 FR/RI-A53) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank LOC)	2,700,000
4,985,000	[1,2]	Houston, TX Housing Finance Corp., (PT-2101) Weekly VRDNs (Sweetwater Point Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	4,985,000
20,075,000	[1,2]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	20,075,000
6,525,000	[1,2]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ)	6,525,000
20,415,000	[1,2]	Lubbock County, TX Hospital District, Trust Receipts (Series 2002 FR/RI-F5) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP)	20,415,000
1,030,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC)	1,030,000
29,590,000	[1,2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 1.75% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 7/20/2005	29,590,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas-continued
$8,245,000	[1,2]	San Antonio, TX Electric & Gas System, (PT-1706) Weekly VRDNs (BNP Paribas SA LIQ)	$8,245,000
3,200,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC)	3,200,000
10,000,000		Texas Small Business Industrial Development Corp., (Series 1986) Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	10,000,000
2,500,000	[1,2]	Texas State Affordable Housing Corp., (Series 2001-780) Weekly VRDNs (American Housing Foundation)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	2,500,000
60,000,000		Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	60,756,030
43,500,000	[1,2]	Texas State, TRANs (Series 2004 FR/RI-L61J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ)	43,500,000
		TOTAL	274,531,030
		Utah-0.3%
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC)	2,600,000
5,200,000		Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/ (WestLB AG (Guaranteed) LIQ)	5,200,000
		TOTAL	7,800,000
		Virginia-1.7%
900,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC)	900,000
3,940,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC)	3,940,000
2,590,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC)	2,590,000
2,465,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC)	2,465,000
10,000,000	[1,2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 1.70% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/8/2005	10,000,000
2,950,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System)	2,950,000
20,900,000		Metropolitan Washington, DC Airports Authority, (Series 1999B), 1.33% CP (Bank of America N.A. LOC), Mandatory Tender 10/1/2004	20,900,000
1,710,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ)	1,710,000
		TOTAL	45,455,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Washington-2.7%
$6,995,000	[1,2]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ)	$6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC)	2,600,000
9,860,000	[1,2]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 1.25% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/10/2004	9,860,000
7,915,000	[1,2]	Seattle, WA Municipal Light & Power, (PT-760) Weekly VRDNs (FSA INS)/ (Lloyds TSB Bank PLC, London LIQ)	7,915,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC)	13,250,000
19,300,000	[1,2]	Washington State, Class A Certificates (Series 2002-206) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ)	19,300,000
3,975,000	[1,2]	Washington State, (PT-1740) Weekly VRDNs (WestLB AG (Guaranteed) LIQ)	3,975,000
7,340,000	[1,2]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ)	7,340,000
		TOTAL	71,235,000
		West Virginia-1.0%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.40% CP (Virginia Electric & Power Co.), Mandatory Tender 11/18/2004	10,500,000
16,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.55% CP (Virginia Electric & Power Co.), Mandatory Tender 10/19/2004	16,000,000
		TOTAL	26,500,000
		Wisconsin-0.4%
2,650,000		Combined Locks, WI, Refunding Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Lasalle Bank, N.A. LOC)	2,650,000
240,000		Spooner, WI, (Series 1994) Weekly VRDNs (Nash Finch Co.)/(U.S. Bank, N.A. LOC)	240,000
1,725,000		Superior, WI, (Series 1998) Weekly VRDNs (Partridge River Superior, Inc.)/ (Wells Fargo Bank Minnesota N.A. LOC)	1,725,000
1,500,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One N.A. (Chicago) LOC)	1,500,000
5,515,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/ (Bank One N.A. (Chicago) LOC)	5,515,000
		TOTAL	11,630,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wyoming-0.1%
$2,100,000		Sweetwater County, WY, PCRB (Series 1994) Daily VRDNs (Pacificorp)/ (AMBAC INS)/(Bank One N.A. (Chicago) LIQ)	$2,100,000
		TOTAL INVESTMENTS--98.8% (AT AMORTIZED COST) [3]	2,584,083,933
		OTHER ASSETS AND LIABILITIES - NET--1.2%	31,882,414
		TOTAL NET ASSETS--100%	$2,615,966,347

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.1% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Denotes a restricted security, including securities purchased under Rule144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At September 30, 2004, these securities amounted to $1,247,612,473 which represents 47.7% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At September 30, 2004, these securities amounted to $1,247,612,473 which represents 47.7% of total net assets.

3 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 2004, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
98.53%	1.47%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bonds
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Options Certificates
SGA	--Societe Generale Acceptance
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2004 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,584,083,933
Cash		2,207,593
Income receivable		7,813,636
Receivable for investments sold		8,525,412
Receivable for shares sold		28,276,256
TOTAL ASSETS		2,630,906,830
Liabilities:
Payable for investments purchased	$12,975,000
Payable for shares redeemed	959,196
Income distribution payable	569,435
Payable for shareholder services fee (Note 5)	311,940
Accrued expenses	124,912
TOTAL LIABILITIES		14,940,483
Net assets for 2,616,137,020 shares outstanding		$2,615,966,347
Net Assets Consist of:
Paid-in capital		$2,616,088,052
Undistributed net investment income		1,060
Accumulated net realized loss on investments		(122,765)
TOTAL NET ASSETS		$2,615,966,347
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,432,688,060 ÷ 2,432,754,070 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$183,278,287 ÷ 183,382,950 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2004 (unaudited)

Investment Income:
Interest			$16,319,312
Expenses:
Investment adviser fee (Note 5)		$6,734,802
Administrative personnel and services fee (Note 5)		1,079,372
Custodian fees		64,114
Transfer and dividend disbursing agent fees and expenses-- Investment Shares (Note 5)		840,224
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares (Note 5)		7,904
Directors'/Trustees' fees		9,163
Auditing fees		7,606
Portfolio accounting fees		84,267
Shareholder services fee--Investment Shares (Note 5)		3,107,278
Shareholder services fee--Institutional Service Shares (Note 5)		260,123
Share registration costs		61,703
Printing and postage		42,652
Insurance premiums		21,206
Miscellaneous		847
TOTAL EXPENSES		12,321,261
Waivers (Note 5):
Waiver of investment adviser fee	$(805,361)
Waiver of administrative personnel and services fee	(52,988)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,178)
Waiver of shareholder services fee--Investment Shares	(1,242,911)
Waiver of shareholder services fee--Institutional Service Shares	(208,098)
TOTAL WAIVERS		(2,319,536)
Net expenses			10,001,725
Net investment income			6,317,587
Net realized loss on investments			(120,901)
Change in net assets resulting from operations			$6,196,686

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2004	Year Ended 3/31/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,317,587	$11,210,872
Net realized gain (loss) on investments	(120,901)	5,779
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,196,686	11,216,651
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(5,680,172)	(9,319,598)
Institutional Service Shares	(635,991)	(1,893,297)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,316,163)	(11,212,895)
Share Transactions:
Proceeds from sale of shares	4,363,259,770	8,196,501,790
Net asset value of shares issued to shareholders in payment of distributions declared	5,564,864	9,906,135
Cost of shares redeemed	(4,423,700,330)	(8,150,881,836)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,875,696)	55,526,089
Change in net assets	(54,995,173)	55,529,845
Net Assets:
Beginning of period	2,670,961,520	2,615,431,675
End of period (including undistributed (distributions in excess of) net investment income of $1,060 and $(364), respectively)	$2,615,966,347	$2,670,961,520

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2004 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except each class bears certain expenses unique to that class such as transfer and dividend disbursing agent fees and expenses and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 9/30/2004	Year Ended 3/31/2004
Investment Shares:
Shares sold	4,073,711,913	7,379,863,966
Shares issued to shareholders in payment of distributions declared	5,319,236	9,319,598
Shares redeemed	(4,108,154,835)	(7,166,969,693)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(29,123,686)	222,213,871

	Six Months Ended 9/30/2004	Year Ended 3/31/2004
Institutional Service Shares:
Shares sold	289,547,857	816,637,824
Shares issued to shareholders in payment of distributions declared	245,628	586,537
Shares redeemed	(315,545,495)	(983,912,143)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(25,752,010)	(166,687,782)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(54,875,696)	55,526,089

4. FEDERAL TAX INFORMATION

At March 31, 2004, the Fund had a capital loss carryforward of $1,866 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004, Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $46,751, after voluntary waiver, if applicable.

Interfund Transactions

During the six months ended September 30, 2004, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,943,732,373 and $1,377,765,425, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to http://www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8110107 (11/04)

Federated is a registered mark of Federated Investors, Inc. 2004 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 24, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 24, 2004